Equity Investments (Cost method investments) (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Jul. 31, 2016	Apr. 30, 2015 CNY (¥)	Apr. 30, 2015 USD ($)	Jan. 31, 2015 CNY (¥)
Beijing Phoenix Lilita Information Technology Co., Ltd. ("Lilita") [Member]
Schedule of Cost-method Investments [Line Items]
Percentage of equity interest acquired						5.00%
Aggregate purchase consideration						¥ 0.5
Equity interests owned by the Company			4.69%
Lifeix Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Percentage of equity interest acquired				0.30%	0.30%
Aggregate purchase consideration				¥ 6.1	$ 1.0
Impairment loss	¥ 6.4	$ 1.0